Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Accrued expenses and reserves	$ 3,092	$ 3,481
Postretirement and postemployment benefits	2,354	3,503
Employee benefits	3,348	3,312
Inventories	2,568	2,057
Capitalized research and development expenses	1,074	1,129
Deferred financing costs	1,245	1,211
Other assets and liabilities	96	998
Domestic net operating loss and credit carryforwards	1,215	1,240
Foreign operating loss carryforwards	5,240	6,451
Valuation allowance	(4,347)	(4,962)
Deferred Tax Assets, Net of Valuation Allowance	15,885	18,420
Deferred tax liabilities
Property, plant and equipment	(18,365)	(17,068)
Intangible and other assets and liabilities	(14,261)	(14,413)
Foreign Investments	(2,317)	(180)
Deferred Tax Liabilities, Gross, Total	(34,943)	(31,661)
Net deferred tax liability	$ (19,058)	$ (13,241)